Property and Equipment, net	12 Months Ended
Mar. 31, 2019
Property and Equipment, net
Property and Equipment, net

8. Property and Equipment, net

Property and equipment, net, consisted of the followings:

	As of March 31,
	2018	2019
	RMB	RMB
Buildings	—	125,692,281
General equipment	5,250,429	6,161,143
Motor vehicle	1,178,438	1,393,869
Leasehold improvements	1,412,930	2,398,868
Leased equipment under capital lease	—	12,826,365

Total	7,841,797	148,472,526
Less: Accumulated depreciation	(2,696,438)	(5,876,479)
Construction in Progress	—	3,475,254

Property and equipment, net	5,145,359	146,071,301

For the years ended March 31, 2017, 2018 and 2019, depreciation expenses were RMB751,727,  RMB1,944,711 and RMB3,617,664, respectively.

In January 2019, the Group entered into a ten-year lease with a third party lessor to lease several automatic equipment in the PRC.  The Group has determined the lease arrangement as capital lease under the criteria of ASC 840-10-25-1 and has measured a capital lease asset and lease obligation initially at an amount  equal to the present value at the beginning of the lease term of  minimum lease payments during the lease term.

As of March 31, 2019, the net value of the capital lease was:

As of March 31,
2019
RMB
Equipment	12,826,365
Accumulated depreciation	(320,659)

Equipment, net	12,505,706

As of March 31, 2019, future minimum lease payments for assets under capital lease to be paid over the remaining terms were as follows:

Year ended
March 31,
RMB
2020	1,630,189
2021	1,630,189
2022	1,630,189
2023	1,630,189
2024 and after	9,373,584
Total minimum lease payments	15,894,340
Less: amount representing interest	(3,883,069)
Present value of net minimum lease payments	12,011,271
Current portion	934,946
Non-current portion	11,076,325

The current portion of the present value of net minimum lease payments is recorded in accrued expenses and other current liabilities on the combined and consolidated balance sheets.